VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—76.5%
Brazil—8.6%
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/27	2,410BRL	$ 422
Series F 10.000%, 1/1/31	5,060BRL	817
		1,239

Chile—2.0%
Bonos Tesoreria Pesos
5.000%, 3/1/35	90,000CLP	102
RegS, 144A 5.000%, 10/1/28(2)(3)	140,000CLP	160
RegS, 144A 4.700%, 9/1/30(2)(3)	30,000CLP	34
		296

China—4.9%
China Government Bond
3.130%, 11/21/29	3,040CNY	447
2.890%, 11/18/31	1,520CNY	219
3.720%, 4/12/51	290CNY	45
		711

Colombia—6.8%
Bogota Distrio Capital RegS 9.750%, 7/26/28(3)	4,891,000COP	853
Colombian Titulos De Tesoreria 7.250%, 10/18/34	950,000COP	127
		980

Czech Republic—3.8%
Czech Republic
RegS 2.400%, 9/17/25(3)	7,250CZK	303
RegS 0.950%, 5/15/30(3)	3,000CZK	102
RegS 4.200%, 12/4/36(3)	3,460CZK	145
		550

Egypt—0.8%
Arab Republic of Egypt
13.765%, 1/5/24	1,420EGP	44
16.100%, 5/7/29	2,910EGP	77
		121

Hungary—1.6%
Hungary Government Bond
4.750%, 11/24/32	89,700HUF	188
3.000%, 10/27/38	30,000HUF	45
		233

Indonesia—8.6%
Indonesia Government Bond
8.375%, 3/15/24	4,800,000IDR	321
	Par Value(1)	Value

Indonesia—continued
9.000%, 3/15/29	1,000,000IDR	$ 73
8.375%, 3/15/34	1,560,000IDR	113
7.500%, 5/15/38	10,758,000IDR	733
		1,240

Malaysia—9.5%
Malaysia Government Bond
3.906%, 7/15/26	2,644MYR	596
3.885%, 8/15/29	1,455MYR	325
2.632%, 4/15/31	500MYR	101
3.582%, 7/15/32	1,360MYR	294
4.893%, 6/8/38	220MYR	53
		1,369

Mexico—7.6%
Mex Bonos Desarr
7.750%, 11/23/34	9,820MXN	478
7.750%, 11/13/42	9,000MXN	423
8.000%, 11/7/47	4,110MXN	197
		1,098

Peru—1.6%
Bonos De Tesoreria
6.150%, 8/12/32	400PEN	93
5.400%, 8/12/34	230PEN	48
5.350%, 8/12/40	490PEN	96
		237

Poland—2.5%
Poland Government Bond
2.750%, 4/25/28	410PLN	78
1.750%, 4/25/32	1,900PLN	290
		368

Romania—4.4%
Romania Government Bond
5.000%, 2/12/29	980RON	184
3.650%, 9/24/31	2,590RON	417
4.750%, 10/11/34	250RON	41
		642

Russia—0.6%
Russia Government Bond - OFZ 7.600%, 7/20/22(4)	126,870RUB	85
South Africa—8.7%
Republic of South Africa
6.500%, 2/28/41	35,400ZAR	1,213
8.750%, 1/31/44	1,180ZAR	50
		1,263

Thailand—3.4%
Thailand Government Bond
1.585%, 12/17/35	11,550THB	283
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
	Par Value(1)	Value

Thailand—continued
4.675%, 6/29/44	5,980THB	$ 207
		490

Turkey—0.4%
European Bank for Reconstruction & Development 30.000%, 9/1/23	1,070TRY	55
Uruguay—0.7%
Republica Orient Uruguay
8.250%, 5/21/31	3,200UYU	73
144A 8.500%, 3/15/28(2)	1,000UYU	24
		97

Total Foreign Government Securities (Identified Cost $14,303)		11,074

Corporate Bonds and Notes—3.3%
Poland—3.3%
Kreditanstalt fuer Wiederaufbau 0.625%, 7/25/25	2,500PLN	486
Total Corporate Bonds and Notes (Identified Cost $620)		486

Total Long-Term Investments—79.8% (Identified Cost $14,923)		11,560

	Shares
Short-Term Investment—7.2%
Money Market Mutual Fund—7.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.473%)(5)	1,040,454	1,040
Total Short-Term Investment (Identified Cost $1,040)		1,040

TOTAL INVESTMENTS—87.0% (Identified Cost $15,963)		$12,600
Other assets and liabilities, net—13.0%		1,877
NET ASSETS—100.0%		$14,477

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, these securities amounted to a value of $218 or 1.5% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Country Weightings†
Indonesia	11%
Malaysia	11
South Africa	10
Mexico	9
Brazil	9
United States	8
Colombia	8
Other	34
Total	100%
† % of total investments as of February 28, 2023.

See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of February 28, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BRL	940	USD	179	JPM	03/02/23	$—(1)	$—
BRL	2,025	USD	385	JPM	05/03/23	—	(2)
CLP	118,000	USD	147	CITI	04/19/23	—	(5)
CLP	154,800	USD	178	GS	04/19/23	7	—
CNH	5,405	USD	785	JPM	03/13/23	—	(6)
COP	555,000	USD	118	CITI	03/22/23	—	(4)
COP	2,430,000	USD	512	JPM	03/22/23	—	(14)
CZK	3,000	USD	129	JPM	03/09/23	6	—
HUF	42,400	USD	112	GS	04/18/23	5	—
IDR	6,950,000	USD	463	JPM	03/02/23	—	(7)
IDR	6,950,000	USD	457	JPM	04/11/23	—	(2)
MXN	5,790	USD	314	GS	03/06/23	2	—
MXN	6,210	USD	330	JPM	03/06/23	9	—
MXN	18,860	USD	1,016	GS	05/10/23	1	—
PEN	770	USD	200	JPM	03/13/23	2	—
PLN	1,050	USD	239	JPM	04/18/23	—	(4)
RON	150	USD	33	JPM	04/21/23	—	(1)
THB	33,400	USD	977	GS	03/07/23	—	(32)
THB	6,750	USD	197	JPM	03/07/23	—	(6)
TRY	1,350	USD	70	JPM	04/03/23	1	—
USD	178	BRL	940	JPM	03/02/23	—	(2)
USD	457	IDR	6,950,000	JPM	03/02/23	2	—
USD	297	MXN	5,790	GS	03/06/23	—	(19)
USD	322	MXN	6,210	JPM	03/06/23	—	(17)
USD	15	THB	500	GS	03/07/23	1	—
USD	60	THB	2,050	JPM	03/07/23	2	—
USD	65	CZK	1,450	JPM	03/09/23	—(1)	—
USD	244	CNH	1,655	JPM	03/13/23	5	—
USD	404	PEN	1,560	JPM	03/13/23	—	(7)
USD	476	COP	2,321,000	CITI	03/22/23	1	—
USD	499	COP	2,430,000	JPM	03/22/23	1	—
USD	200	PLN	880	JPM	04/18/23	3	—
USD	142	CLP	118,000	CITI	04/19/23	—(1)	—
USD	186	CLP	154,800	GS	04/19/23	—(1)	—
USD	204	ZAR	3,630	JPM	04/20/23	7	—
USD	153	RON	710	JPM	04/21/23	1	—
USD	311	MXN	5,790	GS	05/10/23	—	(2)
USD	161	MXN	3,000	JPM	05/10/23	—	(1)
ZAR	6,850	USD	371	JPM	04/20/23	1	—
Total						$57	$(131)

Footnote Legend:
(1)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Local Markets Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 28, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$486	$—	$486
Foreign Government Securities	11,074	—	11,074
Money Market Mutual Fund	1,040	1,040	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	57	—	57
Total Assets	12,657	1,040	11,617
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	(131)	—	(131)
Total Liabilities	(131)	—	(131)
Total Investments	$12,526	$1,040	$11,486
There were no securities valued using significant unobservable inputs (Level 3) at February 28, 2023.
Securities held by the Fund with an end of period value of $85 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2022:	$640	$640
Realized gain (loss)	(6,520)	(6,520)
Change in unrealized appreciation (depreciation)(a)	7,944	7,944
Sales(b)	(1,979)	(1,979)
Transfers from Level 3(c)	(85)	(85)
Balance as of February 28, 2023	$-	$-
(a)The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2023, was $(42).
(b)Includes paydowns on securities.
(c)“Transfers into and/or from” represent the ending value as of February 28, 2023 for any investment security where a change in the pricing level occurred from the beginning to theend of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR LOCAL MARKETS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.